Summary of Significant Accounting Policies - Description of Business (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Jun. 24, 2015 segment	Jun. 23, 2015 segment	Mar. 04, 2017 USD ($) store	Nov. 26, 2016 USD ($)	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Mar. 04, 2017 USD ($) segment store	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Description of Business
Ownership interest (as a percent)			100.00%								100.00%
Number of reportable segments | segment	2	1									2
Numbers of stores | store			2,604								2,604
Revenues			$ 5,903,385	$ 5,669,111	$ 5,629,559	$ 5,725,485	$ 5,775,276	$ 5,660,635	$ 5,169,082	$ 4,165,244	$ 22,927,540	$ 20,770,237	$ 16,558,195
Intersegment elimination
Description of Business
Revenues											(232,964)	(153,664)
Retail Pharmacy
Description of Business
Pharmacy sales											11,072,480	11,258,112	11,004,546
Front end sales											5,538,352	5,419,889	5,413,916
Other revenue											155,788	142,387	139,733
Revenues											16,766,620	16,820,388	$ 16,558,195
Pharmacy Services
Description of Business
Revenues											$ 6,393,884	$ 4,103,513